Prepayments and Other Assets	12 Months Ended
Mar. 31, 2021
Disclosure Of Financial Instruments [Abstract]
Prepayments and other assets

2.4 Prepayments and other assets

Prepayments and other assets consist of the following:

	(Dollars in millions)
	As of
	March 31, 2021	March 31, 2020
Current
Rental deposits	4	4
Security deposits	1	1
Loans to employees	22	32
Prepaid expenses (1)	159	128
Interest accrued and not due	85	62
Withholding taxes and others (1)	286	209
Advance payments to vendors for supply of goods (1)	19	19
Deposit with corporation	276	237
Deferred contract cost (1)	9	4
Net investment in sublease of right of use asset (Refer to Note 2.8)	5	5
Other non-financial assets (1)	—	4
Other financial assets	46	34
Total Current prepayment and other assets	912	739
Non-current
Loans to employees	4	3
Security deposits	7	7
Deposits with corporation	6	7
Defined benefit plan assets (Refer to Note 2.14) (1)	3	20
Prepaid expenses (1)	11	11
Deferred contract cost (1)	20	13
Withholding taxes and others (1)	96	103
Net investment in sublease of right of use asset (Refer to Note 2.8)	48	53
Rental deposits	30	29
Other financial assets	10	2
Total Non- current prepayment and other assets	235	248
Total prepayment and other assets	1,147	987
Financial assets in prepayments and other assets	544	476

(1)	Non-financial assets

Withholding taxes and others primarily consist of input tax credits and Cenvat recoverable from Government of India.

Security deposits relate principally to leased telephone lines and electricity supplies.

Deposit with corporation represents amounts deposited to settle certain employee-related obligations as and when they arise during the normal course of business.